Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Inventories
Finished goods	€ 1,292,707	€ 1,088,311
Health care supplies	473,885	473,164
Raw materials and purchased components	237,954	232,422
Work in process	115,259	101,413
Inventories	€ 2,119,805	€ 1,895,310